Note 3 - Accounting Standards Updates (ASU)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

3. Accounting Standards Updates (“ASU”)

Accounting Standard Recently Adopted

In June 2016, the FASB issued ASU No. 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses to estimate credit losses on certain types of financial instruments, including trade receivables, resulting in an earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of being incurred. We adopted this guidance as of January 1, 2023. The impact of adopting this new guidance was not material to the consolidated financial statements.

3. Accounting Standards Updates (“ASU”)

Accounting Standards Recently Adopted

In May 2021, the FASB issued ASU 2021-04, Earnings per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40), which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified upon modification or exchange. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity applies the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. We adopted this guidance as of January 1, 2022. The impact of adopting this new guidance was not material to the consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force), which clarifies the interaction of accounting for equity securities, investments accounted for under the equity method of accounting, and the accounting for certain forward contracts and purchase options, under the aforementioned topics. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity applies the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. We adopted this guidance as of January 1, 2022. The impact of adopting this new guidance was not material to the consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”) which is part of the FASB’s overall simplification initiative to reduce the costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. ASU 2019-12 simplifies accounting guidance for intra-period allocations, deferred tax liabilities, year-to-date losses in interim periods, franchise taxes, step-up in tax basis of goodwill, separate entity financial statements, and interim recognition of tax laws or rate changes. ASU 2019-12 is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. We adopted this guidance as of January 1, 2022. The impact of adopting this new guidance was not material to the consolidated financial statements.

Accounting Standards Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses to estimate credit losses on certain types of financial instruments, including trade receivables, resulting in an earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of being incurred. This standard is effective for us beginning January 1, 2023 and will be adopted using the modified retrospective transition method through a cumulative-effect adjustment to retained earnings as of the effective date. Upon adoption, the standard is expected to only impact our account for credit losses related to accounts receivable. In preparation for the adoption of the new standard, we have updated certain policies and related processes, but we do not expect the adoption of this new guidance will have a material impact on the Consolidated Financial Statements.